CAPITAL LEASES CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Long-term Obligations Under Capital Leases [Table Text Block]

(in thousands of $)	2014	2013
Total obligations under capital leases	150,997	159,008

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2014, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2015	7,579
2016	7,866
2017	8,163
2018	8,489
2019	8,814
2020 and thereafter	163,895
Total minimum lease payments	204,806
Less: Imputed interest	(53,809)
Present value of minimum lease payments	150,997